Warrants Liabilities - Schedule of Fair Value of Warrants (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Fair Value of Warrants [Abstract]
At the beginning of the period / year	$ 555,500	$ 887,689
Fair value remeasurement (Gain)	(273,306)	(332,189)
At the end of the period / year	$ 282,194	$ 555,500